Mezzanine Capital - Components (Details) - shares	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Redeemable Class PCTA Units
Temporary Equity [Line Items]
Redeemable units, authorized (in shares)	3,982,675	3,982,675	3,982,675
Redeemable units, issued (in shares)	3,982,675	3,982,675	3,982,675
Redeemable units, outstanding (in shares)	3,982,675	3,982,675	3,982,675
Redeemable Class I Units
Temporary Equity [Line Items]
Redeemable units, authorized (in shares)	1,000,000	1,000,000	1,000,000
Redeemable units, issued (in shares)	1,000,000	1,000,000	1,000,000
Redeemable units, outstanding (in shares)	1,000,000	1,000,000	1,000,000